Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Changes In Goodwill

	Regulated
	Segment	Other	Consolidated

Balance at December 31, 2009	$26,736	$4,121	$30,857
Goodwill acquired during year	432	-	432
Reclassifications to utility plant
acquisition adjustment	(1,722)	-	(1,722)
Other	(1,649)	-	(1,649)
Balance at December 31, 2010	23,797	4,121	27,918
Goodwill acquired during year	1,531	-	1,531
Reclassifications to utility plant			-
acquisition adjustment	(1,573)	-	(1,573)
Other	(932)	-	(932)
Balance at December 31, 2011	$22,823	$4,121	$26,944